Segment Information (Tables)	6 Months Ended
Jun. 30, 2013
Segment Information
Reporting Information by Segment
	Drybulk Segment		Tanker Segment		Drilling Rigs Segment		Total
	Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,

	2012	2013	2012	2013	2012	2013	2012	2013

Revenues from external customers	$ 139,508	$ 93,798	$ 17,637	$ 55,644	$ 426,490	$ 506,279	$ 583,635	$ 655,721
Income tax expense	-	-	-	-	(21,628)	(24,575)	(21,628)	(24,575)
Net income/(loss)	(31,255)	(168,575)	(265)	5,246	(47,365)	46,222	(78,885)	(117,107)

	December 31, 2012	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012	June 30, 2013
Total assets	$ 2,020,180	$ 1,914,999	$ 579,451	$ 701,638	$ 6,278,860	$ 6,287,429	$ 8,878,491	$ 8,904,066